RELATED PARTY TRANSACTIONS (Details Narrative)			11 Months Ended	12 Months Ended
	Aug. 20, 2021 USD ($)	Aug. 20, 2021 MYR (RM)	Aug. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 29, 2021 USD ($)	Mar. 29, 2021 MYR (RM)	Feb. 23, 2021 USD ($)	Feb. 23, 2021 MYR (RM)	Oct. 08, 2020 USD ($)	Oct. 08, 2020 MYR (RM)	Sep. 23, 2020 USD ($)	Sep. 23, 2020 MYR (RM)
Related Party Transaction [Line Items]
Revenue from a related party				$ 7,194,187	$ 3,166,228	$ 153,863
Maximum [Member]
Related Party Transaction [Line Items]
Revenue from a related party				38,000
Minimum [Member]
Related Party Transaction [Line Items]
Revenue from a related party				2,400
Payment Solution Services Related Party [Member]
Related Party Transaction [Line Items]
Revenue from a related party				$ 9,575	$ 1,494
Office Lease Agreements [Member] | Zenapp [Member]
Related Party Transaction [Line Items]
Rent expenses			$ 3,850			$ 4,200
Three Sub Tenancy Agreements [Member] | Zenapp [Member]
Related Party Transaction [Line Items]
Rent expenses	$ 2,424	RM 10,000
Lease term	lease term from September 1, 2021 to August 31, 2023	lease term from September 1, 2021 to August 31, 2023
Framework Agreement [Member] | Zenapp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Cash advance													$ 2,400,000	RM 10,000,000
Framework Agreement [Member] | Zenapp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Cash advance							$ 400,000	RM 1,600,000	$ 400,000	RM 1,600,000	$ 400,000	RM 1,600,000